Note 14 - Related Party Transactions	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of related party [text block]
14.	Related party transactions:

The Bank’s Board of Directors and Senior Executive Officers represent key management personnel and are related parties. At April 30, 2024, amounts due from these related parties totalled $2.1 million ( October 31, 2023 - $1.5 million) and an amount due from a corporation controlled by key management personnel totalled $4.3 million ( October 31, 2023 - $3.9 million). The interest rates charged on loans and advances to related parties are based on mutually agreed-upon terms. Interest income earned on the above loans for the three and six months ended April 30, 2024, was $40,000 ( April 30, 2023 - $25,000) and $81,000 ( April 30, 2023 - $49,000). As at April 30, 2024, there were no specific provisions for credit losses associated with loans issued to key management personnel ( October 31, 2023 - $nil), and all loans issued to key management personnel were current. On April 30, 2024, the Bank redeemed all of its issued and outstanding $5.0 million subordinated note payable originally issued in April 2019; $500,000 of this amount was held by a related party (note 7).